RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2022
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, our company entered into the transactions below with related parties. The ultimate parent of our company is Brookfield. Other related parties of our company represent Brookfield’s subsidiary and operating entities.
Since inception, our partnership has had a management agreement (the “Master Services Agreement”), with certain service providers (the “Service Providers”) which are wholly-owned subsidiaries of Brookfield.
Pursuant to the Master Services Agreement, on a quarterly basis, the partnership pays a base management fee, referred to as the Base Management Fee, to the Service Provider equal to 0.3125% per quarter (1.25% annually) of the combined market value of the partnership and our company. Our company reimburses the partnership for our proportionate share of the management fee. For purposes of calculating the base management fee, the market value of the partnership is equal to the aggregate value of all the outstanding units (assuming full conversion of Brookfield’s Redeemable Partnership Units in Brookfield Infrastructure into units), preferred units and securities of the other Service Recipients (as defined in the Master Services Agreement) that are not held by Brookfield Infrastructure, plus all outstanding third-party debt with recourse to a Service Recipient, less all cash held by such entities. The amount attributable to our company is based on weighted average units and shares outstanding, after retroactively adjusting for the special distribution.
The Base Management Fee attributable to our company was $16 million and $34 million for the three and six-month periods ended June 30, 2022, respectively (2021: $9 million and $18 million, respectively) and has been recorded as part of general and administrative expenses in the interim financial statements.
Our company’s affiliates provide connection services in the normal course of operations on market terms to affiliates and associates of Brookfield Property Partners L.P. For the three and six-month periods ended June 30, 2022, revenues of less than $1 million were generated (2021: less than $1 million) and $nil expenses were incurred (2021: $nil).
Our company is party to two credit agreements with Brookfield Infrastructure, one as borrower and one as lender, each providing for a ten-year revolving $1 billion credit facility for purposes of providing our company and Brookfield Infrastructure with access to debt financing on an as-needed basis and to maximize our flexibility and facilitate the movement of cash within our group. We intend to use the liquidity provided by the credit facilities for working capital purposes and to fund growth capital investments and acquisitions. The determination of which of these sources of funding our company will access in any particular situation will be a matter of optimizing needs and opportunities at that time.
The credit facilities are available in U.S. or Canadian dollars, and advances will be made by way of LIBOR, base rate, CDOR, or prime rate loans. Both operating facilities bear interest at the benchmark rate plus an applicable spread, in each case subject to adjustment from time to time as the parties may agree. In addition, each credit facility contemplates potential deposit arrangements pursuant to which the lender thereunder would, with the consent of a borrower, deposit funds on a demand basis to such borrower’s account at market interest rate. As of June 30, 2022, $nil (December 31, 2021: $nil) was drawn on the credit facilities under the credit agreements with Brookfield Infrastructure.
Brookfield Infrastructure provided our company an equity commitment in the amount of $1 billion. The equity commitment may be called by our company in exchange for the issuance of a number of class C shares or preferred shares, as the case may be, to Brookfield Infrastructure, corresponding to the amount of the equity commitment called divided (i) in the case of a subscription for class C shares, by the volume-weighted average of the trading price for one exchangeable share on the principal stock exchange on which our exchangeable shares are listed for the five (5) days immediately preceding the date of the call, and (ii) in the case of a subscription for preferred shares, $25.00. The equity commitment will be reduced permanently by the amount so called. As at June 30, 2022, $nil (December 31, 2021: $nil) was called on the equity commitment.
BIPC Holdings Inc., a wholly owned subsidiary of our company, fully and unconditionally guaranteed (i) any unsecured debt securities issued by Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Limited and Brookfield Infrastructure Finance Pty Ltd., which we refer to collectively as the “Co-Issuers”, in each case as to payment of principal, premium (if any) and interest when and as the same will become due and payable under or in respect of the trust indenture dated October 10, 2012 among the Co-Issuers and Computershare Trust Company of Canada under which such securities are issued, (ii) the senior preferred shares of BIP Investment Corporation (“BIPIC”), as to the payment of dividends when due, the payment of amounts due on redemption and the payment of amounts due on the liquidation, dissolution or winding up of BIPIC, (iii) certain of the partnership’s preferred units, as to payment of distributions when due, the payment of amounts due on redemption and the payment of amounts due on the liquidation, dissolution or winding up of the partnership, and (iv) the obligations of Brookfield Infrastructure under its bilateral credit facilities. These arrangements do not have or are not reasonably likely to have a material current or future effect on our financial condition, changes in financial condition, revenues or expenses, results of operations, liquidity, capital expenditures or capital resources that are material to investors. In addition, BIPC Holdings Inc. guaranteed (i) subordinated debt securities issued by Brookfield Infrastructure Finance ULC or BIP Bermuda Holdings I Limited on a subordinated basis, as to payment of principal, premium (if any) and interest when and as the same will become due and payable under or in respect of the trust indenture under which such securities are issued, and (ii) the obligations of Brookfield Infrastructure Holdings (Canada) Inc. under its commercial paper program.
As at June 30, 2022, the balance outstanding on our deposit with Brookfield Infrastructure was $558 million (December 31, 2021: $1,093 million). The balance decreased from December 31, 2021 due to net repayments from Brookfield Infrastructure of $535 million. The deposit accrues interest at 0.2% per annum. As at June 30, 2022, the demand deposit payable to Brookfield Infrastructure was $131 million (December 31, 2021: $131 million). The deposit accrues interest at 0.2% per annum. Interest incurred on the deposit payable to Brookfield Infrastructure during the three and six-month periods ended June 30, 2022 was less than $1 million (2021: $13 million and $26 million, respectively).
As at June 30, 2022, our company had accounts payable of $9 million (December 31, 2021: $5 million) to subsidiaries of Brookfield Infrastructure and accounts receivable of $9 million (December 31, 2021: $20 million) from subsidiaries of Brookfield Infrastructure.